Assets and liabilities held for sale - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities held for sale	$ 0	$ 8,370
Goodwill written off that has been allocated to disposal group		3,685
Loss on disposal	$ 613	4,546	$ 0
Packages, Hotels and Other Travel Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill written off that has been allocated to disposal group		3,685
Disposal Group, Held-for-Sale, Not Discontinued Operations | Destination Services Line of Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets classified as held for sale		23,019
Liabilities held for sale		$ 8,370